Income Taxes - Summary of Deferred Tax Balances (Details) - USD ($)	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Deferred tax asset	$ 213,029,000
Deferred tax liability	(82,805,000)
Net deferred tax asset	130,224,000
Valuation allowance	(130,224,000)	$ (4,000,000)	$ (2,300,000)
Net deferred tax asset	$ 0